Consolidated Income Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Statement
Revenue	$ 1,472,366	$ 1,402,339
Cost of sales
Mine operating costs	765,959	695,728
Depreciation and amortization	332,667	297,470
Cost of Sales	1,098,626	993,198
Gross profit	373,740	409,141
Selling and administrative expenses	27,243	42,283
Exploration and evaluation expenses	28,570	15,474
Other operating expenses (income)	19,071	(12,440)
Asset impairment loss		11,320
Results from operating activities	298,856	352,504
Finance income	(8,450)	(2,849)
Finance expenses	152,000	169,442
Other finance (gain) losses	(15,531)	13,000
Net finance expense	128,019	179,593
Profit before tax	170,837	172,911
Tax expense	85,421	33,219
Profit for the year	$ 85,416	$ 139,692
Earnings per share Basic and diluted	$ 0.33	$ 0.57
Weighted average number of common shares outstanding (note 25):
Basic and Diluted	261,271,621	243,500,696